Stock Plans, Share-Based Payments and Warrants (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Shares, Granted	237,315	1,547,550
Weighted Average Grant Date Fair Value, Granted	$ 0.56	$ 1.03
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Shares, Nonvested at December 31, 2012	0
Shares, Granted	398,227
Shares, Vested	(264,770)
Shares, Forfeited	(58,007)
Shares, Nonvested at December 31, 2013	75,450
Weighted Average Grant Date Fair Value, Nonvested at December 31, 2012	$ 0
Weighted Average Grant Date Fair Value, Granted	$ 0.73
Weighted Average Grant Date Fair Value, Vested	$ 0.71
Weighted Average Grant Date Fair Value, Forfeited	$ 0.88
Weighted Average Grant Date Fair Value, Nonvested at December 31, 2013	$ 0.66